Equity of Host Inc. and Capital of Host L.P. - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended						1 Months Ended	12 Months Ended
	Aug. 19, 2010	Jun. 18, 2010	Dec. 18, 2009	Sep. 14, 2009	Mar. 26, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 18, 2009 HOST HOTELS & RESORTS, INC.	Apr. 29, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Aug. 19, 2010 HOST HOTELS & RESORTS, INC. Upper Limit 2009 Sales Agency, Financing Agreement	Aug. 19, 2009 HOST HOTELS & RESORTS, INC. Upper Limit 2009 Sales Agency, Financing Agreement	Dec. 31, 2010 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2009 HOST HOTELS & RESORTS, INC. Limited Partner	Dec. 31, 2010 Limited Partner	Dec. 31, 2009 Limited Partner	Dec. 18, 2009 Upper Limit	Dec. 31, 2010 Lower Limit
Stockholders Equity Note [Line Items]
Common stock, shares authorized						1,050,000,000					1,050,000,000	1,050,000,000
Common stock, par value						$ 0.01					$ 0.01	$ 0.01
Common stock, shares outstanding						675,600,000	646,300,000				675,600,000	646,300,000
Cumulative redeemable preferred stock, shares authorized						50,000,000					50,000,000	50,000,000
Cumulative redeemable preferred stock, shares outstanding						0	4,000,000				0	4,000,000
Percentage of the common OP Units											98.40%						1.60%
Common OP units, outstanding															661,400,000	632,700,000	671,800,000	644,400,000
Preferred OP units, outstanding																	0	4,000,000
Aggregate common stock offering price value													$ 400	$ 400
Common stock issuances, Shares	18,800,000					8,000,000	28,000,000			75,750,000
Average price per share for stock issued	$ 15.96					$ 13.58	$ 10.37			$ 6.60
Common stock issuance	297					109	287			480	406	767
Percentage of annual taxable income Host Inc is required to distribute																				90.00%
Declaration Date				Sep. 14, 2009
Dividend policy						Host Inc.'s policy in 2010 was to pay a dividend of $.01 per quarter with respect to its common stock, without regard to the existence of taxable income. The amount of any future dividends will be determined by Host Inc.'s Board of Directors.
Dividend per share, declared				$ 0.25	$ 0.1	$ 0.04	$ 0.25	$ 0.65
Payment Date				Dec. 18, 2009
Record Date				Nov. 06, 2009
Percentage of the dividend that the cash component that would not exceed																			10.00%
Common stock dividends paid in shares (shares)			13,400,000						13,400,000
Common stock dividends - shares			140
Common stock dividends - cash			16
Common stock dividends			$ 156
Percentage of the Common OP unitholders cash distribution of the share dividend paid			10.00%
Dividend per share, paid			$ 0.25
Common OP units, distribution paid			$ 0.025
Percentage of the Common OP unitholders distribution of the share dividend, not paid			90.00%
8 7/8% Class E cumulative redeemable preferred stock , shares redeemed		4,034,300
8 7/8% Class E cumulative redeemable preferred stock , redemption price		$ 25.00